JOHNSON CONTROLS, INC. SAVINGS AND INVESTMENT MASTER TRUST (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents net assets held in the Master Trust and the Plan's interest in the Master Trust, including fair value of investments held in the Master Trust:

	December 31,
	2025		2024
	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances
Assets
Investments at fair value as determined by quoted market price (Level 1):
Common Stock Funds	$12,760,945	$518,328,741	$7,984,158	$389,204,925

Investments at fair value as determined by quoted market price (Level 2):
Other Separate Accounts	163,393,419	7,157,773,604	136,977,546	6,690,931,218

Total investments in Master Trust	$176,154,364	$7,676,102,345	$144,961,704	$7,080,136,143
The following table presents changes in net assets held in the Master Trust for the year ended December 31, 2025:

Additions
Additions to net assets attributed to:
Net appreciation in fair value of investments:
Common Stock Funds	$187,523,857
Other Separate Accounts	991,344,233
1,178,868,090
Contributions:
Participants	281,423,300
Employer	180,863,810
Participant loan repayments	39,750,622
502,037,732

Interest and dividends	6,830,986
Total additions	1,687,736,808

Deductions
Deductions from net assets attributed to:
Participant withdrawals	844,238,445
Participant loan withdrawals	42,093,630
Administrative expenses	4,296,939
Total deductions	890,629,014

Transfers to other plans, net	(201,141,592)

Net increase in net assets available for benefits	595,966,202

Net assets available for benefits, beginning of year	7,080,136,143
Net assets available for benefits, end of year	$7,676,102,345

Schedule of Master Trust Investments Assets at Fair Value
The following table sets forth by level, within the fair value hierarchy, the Master Trust investment assets at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of
	December 31, 2025
	Level 1	Level 2	Level 3	Total
Common Stock Funds	$518,328,741	$—	$—	$518,328,741
Other Separate Accounts	—	7,157,773,604	—	7,157,773,604
Total investments at fair value	$518,328,741	$7,157,773,604	$—	$7,676,102,345

	Investments at Fair Value as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Common Stock Funds	$389,204,925	$—	$—	$389,204,925
Other Separate Accounts	—	6,690,931,218	—	6,690,931,218
Total investments at fair value	$389,204,925	$6,690,931,218	$—	$7,080,136,143